Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 03, 2009	Dec. 31, 2008
Income Taxes
Annual limitations on use of net operating losses and tax credit carryforwards	$ 0			$ 10,500,000	$ 85,000
Limitation period of recognition of built-in losses	5 years
Current:
Federal	(13,000)	52,056,000	37,000
State	76,000	(9,000)	(515,000)
Current income taxes from continuing operations	63,000	52,047,000	(478,000)
Deferred:
Federal	113,916,000	139,000	3,979,000
State	11,730,000	47,000	2,639,000
Deferred income taxes from continuing operations	125,646,000	186,000	6,618,000
Income tax benefit from continuing operations	125,709,000	52,233,000	6,140,000
Income tax expense from discontinued operations		(77,000)	(935,000)
Income tax expense from sales of discontinued operations		(1,677,000)	(324,000)
Consolidated income tax benefit, net	$ 125,709,000	$ 50,479,000	$ 4,881,000